Quarterly Financial Information - (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Fiscal 2014	First	Second	Third	Fourth
Net sales	$1,113.9	$1,062.4	$1,130.0	$1,141.4
Gross profit	511.8	508.3	539.0	576.1
Net earnings	107.9	98.5	64.5	85.2
Earnings per share:
Basic	$1.73	$1.59	$1.05	$1.38
Diluted	$1.71	$1.57	$1.03	$1.36

Items (decreasing)/increasing net earnings:
2013 restructuring (1)	$(17.5)	$(17.6)	$(20.6)	$(14.8)
Spin-off costs	—	—	(4.4)	(23.7)
Feminine care acquisition/integration costs	(3.1)	(0.7)	(1.0)	(1.4)
Acquisition inventory valuation	(4.0)	(1.0)	—	—
Net pension/post-retirement curtailment gains	—	—	—	0.8
ASR integration/transaction costs	(0.1)	(0.2)	(0.3)	—
Other realignment/integration	—	—	—	(0.3)
Adjustments to valuation allowances and prior years tax accruals	—	—	—	7.7

Fiscal 2013	First	Second	Third	Fourth
Net sales	$1,192.5	$1,095.9	$1,111.5	$1,066.1
Gross profit	561.6	530.7	510.4	501.6
Net earnings	129.8	84.9	87.2	105.1
Earnings per share:
Basic	$2.10	$1.37	$1.40	$1.69
Diluted	$2.07	$1.35	$1.38	$1.66

Items (decreasing)/increasing net earnings:
2013 restructuring (1)	$(30.7)	$(24.8)	$(19.1)	$(23.3)
Net pension/post-retirement curtailment gains	23.5	—	—	44.0
ASR integration/transaction costs	(0.6)	(0.4)	(0.1)	(0.5)
Other realignment/integration	(0.1)	(0.2)	0.1	(0.8)
Venezuela devaluation/other impacts	0.4	(6.3)	(0.2)	(0.2)
Adjustments to valuation allowances and prior years tax accruals	—	3.0	7.2	(1.9)

(1) Includes net of tax costs of $7.6 and $3.4 for the twelve months ended September 30, 2014 and 2013, respectively, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $0.8 and $3.8, for the twelve months ended September 30, 2014 and 2013, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.